Right of use assets, net and lease liability (Tables)	12 Months Ended
Dec. 31, 2022
Right of use assets, net and lease liability
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2021	Ps.	232,790	Ps.	23,277	Ps.	256,067
Additions		41,771		24,754		66,525
Decreases		(29,653)		(6,196)		(35,849)
Balance as of December 31, 2021	Ps.	244,908	Ps.	41,835	Ps.	286,743
Remediations		8,687		6,199		14,886
Decreases		—		(6,990)		(6,990)
Balance as of December 31, 2022	Ps.	253,595	Ps.	41,044	Ps.	294,639
Depreciation
Balance as of January 1, 2022	Ps.	(67,050)	Ps.	(22,562)	Ps.	(89,612)
Depreciation of the year		(34,060)		(9,987)		(44,047)
Decreases		—		4,024		4,024
Balance as of December 31, 2022	Ps.	(101,110)	Ps.	(28,525)	Ps.	(129,635)

Schedule of payments recognized as cost and expense

	2022		2021
Depreciation expense of right of use assets	Ps.	43,189	41,275
Interest expense on lease liabilities		25,592	24,402

Schedule of operating lease commitments as lessee

	2022		2021
Maturity analysis:
Less than one year	Ps.	33,446	41,107
Greater than 1 year and less than 3 years		97,177	83,359
Greater than 3 years		77,582	47,666
Total	Ps.	208,205	172,132

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2022		2021		2020
Duration:
Less than 1 year	Ps.	383,779	Ps.	428,592	Ps.	444,523
Greater than 1 year and less than 5 years		407,156		477,409		753,230
Greater than 5 years		111,757		120,726		118,256
Total	Ps.	902,692	Ps.	1,026,727	Ps.	1,316,009